STOCK OPTIONS AND WARRANTS - Changes in warrants outstanding and related prices (Details 3)			12 Months Ended						12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	Oct. 01, 2012 Warrants	Oct. 01, 2011 Warrants	Sep. 30, 2011 Warrants	Sep. 30, 2010 Warrants	Sep. 30, 2012 Warrants Exercise price $0.03088	Sep. 30, 2012 Warrants Exercise price $0.03283	Sep. 30, 2012 Warrants Exercise price $0.04	Sep. 30, 2012 Warrants Exercise price $0.04405	Sep. 30, 2013 Warrants Exercise price $0.0475	Sep. 30, 2012 Warrants Exercise price $0.0475	Sep. 30, 2012 Warrants Exercise price $0.05529	Sep. 30, 2012 Warrants Exercise price $0.06	Sep. 30, 2012 Warrants Exercise price $0.071	Sep. 30, 2012 Warrants Exercise price $0.09	Sep. 30, 2012 Warrants Exercise price $0.10	Sep. 30, 2012 Warrants Exercise price $0.50
Class of Warrant or Right [Line Items]
Number Outstanding	56,558,878	59,033,305	59,033,305	45,840,647	45,840,647	58,205,280	58,205,280	69,207,946	1,619,171	355,421	3,000,000	2,009,081	3,789,489	5,052,652	904,322	12,000,000	1,000,000	9,900,000	1,500,000	8,500,000
Warrants Outstanding Remaining Contractual Life (Years)				2 years 11 months 19 days					5 years 2 months 1 day	5 years 1 month 20 days	2 years 11 months 1 day	4 years 9 months 14 days		5 years 9 months 14 days	5 years 3 months 7 days	2 years 4 months 17 days	2 years 3 months 25 days	3 years 11 months 1 day	5 months 23 days	4 months 2 days
Weighted Average Exercise Price			0.1976	0.14					0.03088	0.03283	0.04	0.04405	0.0475	0.04750	0.05529	0.06	0.071	0.09	0.10	0.50
Weighted Average Exercisable			58,933,305	44,840,647					1,619,171	355,421	3,000,000	2,009,081	3,789,489	5,052,652	904,322	12,000,000		9,900,000	1,500,000	8,500,000
Exercisable Weighted Average Exercise Price			0.1963	0.145					0.03088	0.03283	0.04	0.04405	0.0475	0.04750	0.05529	0.06	0.071	0.09	0.10	0.50